                     METROPOLITAN LIFE SEPARATE ACCOUNT E
   METLIFE FINANCIAL FREEDOM SELECT(R) (B, C AND L CLASSES) VARIABLE ANNUITY
                                   CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                   SUPPLEMENT NUMBER 2, DATED APRIL 30, 2012
                    TO THE PROSPECTUS DATED APRIL 30, 2012

This supplements the prospectus dated April 30, 2012 for the MetLife Financial Freedom Select variable annuity contracts issued by Metropolitan Life Insurance Company. This supplement supersedes and replaces any previous version of this supplement.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the table noted below.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

The Prospectus is revised as follows:

1. Minimum and Maximum Total Annual Underlying Fund Operating Expenses

The information in the table below replaces the disclosure regarding the minimum and maximum total operating expenses charged by the Portfolios contained in the table titled "Minimum and Maximum Total Annual Underlying Fund Operating Expenses" on page 9.

  Minimum and Maximum Total Annual Underlying Fund Operating Expenses

    Total Annual American Funds(R), Calvert Fund, Met       Minimum* Maximum
    Investors Fund, and Metropolitan Fund Operating
    Expenses for the fiscal year ending December 31, 2011     0.52%    1.30%
    (expenses that are deducted from Underlying Fund
    assets, including management fees, distribution and/or
    service (12b-1) fees, and other expenses)

  * Does not take into consideration any American Funds(R) Portfolio, for which an additional Separate Account charge applies.

2. Fund Expense Table

Your variable annuity contract offers the following portfolios: The BlackRock Large Cap Core Portfolio -- Class B of the Met Investors Fund and the Loomis Sayles Small Cap Core Portfolio -- Class B, the MetLife Mid Cap Stock Index Portfolio -- Class B and the Russell 2000(R) Index Portfolio -- Class B of the Metropolitan Fund.

The information in the table below replaces the disclosure regarding the portfolios noted above contained in the fund expense table located after the "Minimum and Maximum Total Annual Underlying Fund Operating Expenses" table beginning on page 10.

  MET INVESTORS FUND -- ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2011
                                                          DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                             AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                                  FEE     (12b-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Portfolio -- Class B.    0.59%       0.25%      0.05%    0.01%     0.90%        0.01%        0.89%
-----------------------------------------------------------------------------------------------------------------------------

  METROPOLITAN FUND -- CLASS B ANNUAL EXPENSES FOR FISCAL YEAR ENDING
  DECEMBER 31, 2011
                                                   DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                      AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                                        MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                           FEE     (12b-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Core Portfolio.    0.90%       0.25%      0.06%    0.09%     1.30%        0.08%        1.22%
MetLife Mid Cap Stock Index Portfolio..    0.25%       0.25%      0.05%    0.02%     0.57%        0.00%        0.57%
Russell 2000(R) Index Portfolio........    0.25%       0.25%      0.06%    0.08%     0.64%        0.00%        0.64%
----------------------------------------------------------------------------------------------------------------------

3. Examples

The information below replaces the disclosure contained in the section of the prospectus titled "Examples" beginning on page 12.

  EXAMPLES
  These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, Annual Contract fees, if any, Separate Account charges, and underlying Portfolio fees and expenses.
  Examples 1 through 3 assume You purchased the Contract with optional benefits that resulted in the highest possible combination of charges. Examples 4 through 6 assume You purchased the Contract with no optional benefits that resulted in the least expensive combination of charges. Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  You select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  You select the Annual Step-Up Death Benefit; and
 .  You select the Lifetime Withdrawal Guarantee Benefit.

  You surrender your Contract, with applicable Withdrawal Charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum......................................... $1,284 $1,986 $2,721 $4,490
  Minimum......................................... $1,206 $1,750 $2,323 $3,675


  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges will be deducted).

                                                     1     3      5     10
                                                    YEAR YEARS  YEARS  YEARS
   --------------------------------------------------------------------------
   Maximum......................................... $384 $1,176 $2,001 $4,220
   Minimum......................................... $306   $940 $1,603 $3,405

  Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  You select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  You select the Annual Step-Up Death Benefit; and
 .  You select the Lifetime Withdrawal Guarantee Benefit.

  You fully surrender your Contract, You elect to annuitize (select a pay-out option with an income payment type under which You receive income payments over your lifetime) or You do not elect to annuitize (no Withdrawal Charges apply to the C Class).

                                                     1     3      5     10
                                                    YEAR YEARS  YEARS  YEARS
   --------------------------------------------------------------------------
   Maximum......................................... $414 $1,264 $2,145 $4,492
   Minimum......................................... $336 $1,029 $1,750 $3,688

  Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  You select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  You select the Annual Step-Up Death Benefit; and
 .  You select the Lifetime Withdrawal Guarantee Benefit.

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum......................................... $1,299 $1,850 $2,523 $4,357
  Minimum......................................... $1,221 $1,614 $2,127 $3,548



  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges will be deducted).

                                                     1     3      5     10
                                                    YEAR YEARS  YEARS  YEARS
   --------------------------------------------------------------------------
   Maximum......................................... $399 $1,220 $2,073 $4,357
   Minimum......................................... $321   $984 $1,677 $3,548

  Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  You select the B Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You surrender your Contract, with applicable charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,174 $1,650 $2,148 $3,278
 Minimum........................................... $1,097 $1,411 $1,741 $2,416

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges will be deducted).

                                                     1     3     5     10
                                                    YEAR YEARS YEARS  YEARS
   -------------------------------------------------------------------------
   Maximum......................................... $274 $840  $1,428 $3,008
   Minimum......................................... $197 $601  $1,021 $2,146

  Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  You select the C Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You fully surrender your Contract, You elect to annuitize (select a pay-out option with an income payment type under which You receive income payments over your lifetime) or You do not elect to annuitize (no Withdrawal Charges apply to the C Class).

                                                     1     3     5     10
                                                    YEAR YEARS YEARS  YEARS
   -------------------------------------------------------------------------
   Maximum......................................... $304 $929  $1,576 $3,298
   Minimum......................................... $226 $691  $1,171 $2,447

  Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (without reimbursement and/or waiver of expenses);
 .  You select the L Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You surrender your Contract, with applicable charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,189 $1,514 $1,952 $3,154
 Minimum........................................... $1,111 $1,276 $1,546 $2,298

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges will be deducted).

                                                     1     3     5     10
                                                    YEAR YEARS YEARS  YEARS
   -------------------------------------------------------------------------
   Maximum......................................... $289 $884  $1,502 $3,154
   Minimum......................................... $211 $646  $1,096 $2,298

4. Replace the references to "April 30, 2012" in the paragraph titled "C Class" on page 19 with "the close of the Exchange on June 1, 2012."

5. Add the following as the last paragraph to "C Class" on page 19:

Special rules for purchases of Contracts subject to Regulation No. 60 (11 NYCRR
51) (a "Reg 60 Transaction") in New York: In order to receive Class C pursuant to a Reg 60 transaction, paperwork to initiate the Reg 60 transaction must be received by your Administrative Office, in Good Order, by the close of the Exchange on May 18, 2012. In addition, the application for the Contract and additional required paperwork must be received by your Administrative Office, in Good Order, before the close of the Exchange on June 15, 2012.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus write to us at P.O. Box 10342, Des Moines, IA 50306-0342 or call us at (800) 638-7732 to request a free copy.